September 3, 2003


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004

ATTN:  Keith O'Connell,
       Document Control - EDGAR

Re:    AXP Sector Series, Inc.
       (formerly AXP Utilities Income Fund, Inc.)
       File No. 33-20872/811-5522

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 28 (Amendment). This Amendment was filed electronically on August 20, 2003.

If you have any questions or concerns regarding this filing, please contact Boba Selimovic at 612-671-7449 or me at 612-671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel